FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 10.3%
	AEROSPACE & DEFENSE - 0.1%
604	AeroVironment, Inc.(a)	$ 55,363
58	Dassault Aviation S.A. (b)	11,488
231	L3Harris Technologies, Inc.	45,331
182	Saab A.B. (b)	11,064
		123,246
	APPAREL & TEXTILE PRODUCTS - 0.3%
413	adidas A.G. (b)	72,923
80	Columbia Sportswear Company	7,219
74	Hermes International(b)	149,621
465	LVMH Moet Hennessy Louis Vuitton S.E. (b)	425,911
563	Watches of Switzerland Group PLC(a) (b)	5,664
		661,338
	ASSET MANAGEMENT - 0.0%(c)
263	Ares Management Corporation, Class A	21,945
1,112	Canaccord Genuity Group, Inc. (b)	9,009
113	Groupe Bruxelles Lambert S.A. (b)	9,622
106	Vontobel Holding A.G. (b)	6,871
		47,447
	AUTOMOTIVE - 0.0%(c)
136	Aptiv PLC(a)	15,258
2,468	NGK Spark Plug Company Ltd. (b)	50,859
		66,117
	BANKING - 0.5%
13,016	Banco Santander S.A. (b)	48,371
7,825	Bank of America Corporation	223,794
115	BNP Paribas S.A. (b)	6,887
382	Canadian Western Bank(b)	6,998
1,265	DNB Bank ASA(b)	22,646
12	First Citizens BancShares, Inc., Class A	11,677
2,934	JPMorgan Chase & Company	382,329
306	Macquarie Group Ltd. (b)	35,935
1,077	Royal Bank of Canada(b)	102,997
1,845	Skandinaviska Enskilda Banken A.B. (b)	20,326
566	SpareBank 1 SMN(b)	6,685

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 10.3% (Continued)
	BANKING - 0.5% (Continued)
590	SpareBank 1 SR-Bank ASA(b)	$ 6,822
1,613	Standard Chartered PLC(b)	12,222
1,441	Toronto-Dominion Bank (The) (b)	86,309
1,273	US Bancorp	45,892
3,794	Wells Fargo & Company	141,820
		1,161,710
	BEVERAGES - 0.3%
733	Davide Campari-Milano N.V. (b)	8,945
456	Heineken N.V. (b)	48,998
3,179	PepsiCo, Inc.	579,531
212	Pernod Ricard S.A. (b)	47,993
35	Remy Cointreau S.A. (b)	6,378
		691,845
	BIOTECHNOLOGY & PHARMACEUTICALS - 0.5%
1,310	AstraZeneca PLC(b)	181,521
1,797	Bristol-Myers Squibb Company	124,550
2,309	Johnson & Johnson	357,896
2,218	Merck & Company, Inc.	235,973
1,881	Novo Nordisk A/S, Class B(b)	297,330
		1,197,270
	CHEMICALS - 0.1%
75	Arkema S.A. (b)	7,387
98	Brenntag S.E. (b)	7,356
381	Clariant A.G. (b)	6,293
648	Corteva, Inc.	39,081
94	Croda International PLC(b)	7,535
370	DuPont de Nemours, Inc.	26,555
77	FMC Corporation	9,404
41	Givaudan S.A. (b)	133,248
220	Koninklijke DSM N.V. (b)	25,940
502	Tronox Holdings PLC, Class A	7,219
358	Yara International ASA(b)	15,527
		285,545

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 10.3% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.1%
170	Aramark	$ 6,086
62	Clean Harbors, Inc.(a)	8,839
173	Daiseki Company Ltd. (b)	5,466
294	Republic Services, Inc.	39,755
231	Waste Connections, Inc. (b)	32,150
381	Waste Management, Inc.	62,167
		154,463
	CONSTRUCTION MATERIALS - 0.0%(c)
476	Holcim Ltd. (b)	30,648

	CONSUMER SERVICES - 0.0%(c)
284	Chegg, Inc.(a)	4,629

	CONTAINERS & PACKAGING - 0.0%(c)
62	AptarGroup, Inc.	7,328
3,460	Billerud A.B. (b)	35,518
788	Metsa Board OYJ(b)	6,342
		49,188
	DATA CENTER REIT - 0.1%
276	Equinix, Inc.	199,007

	DIVERSIFIED INDUSTRIALS - 0.0%(c)
609	Honeywell International, Inc.	116,392

	E-COMMERCE DISCRETIONARY - 0.3%
8,019	Amazon.com, Inc.(a)	828,283

	ELECTRIC UTILITIES - 0.6%
1,602	Alliant Energy Corporation	85,547
1,017	Ameren Corporation	87,859
1,177	American Electric Power Company, Inc.	107,095
188,864	China Longyuan Power Group Corp Ltd., Class H(b)	215,811
444	Consolidated Edison, Inc.	42,477
753	EDP Renovaveis S.A. (b)	17,226

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 10.3% (Continued)
	ELECTRIC UTILITIES - 0.6% (Continued)
184	Emera, Inc. (b)	$ 7,559
11,381	Enel SpA(b)	69,466
242	ERG SpA(b)	7,340
555	Evergy, Inc.	33,922
1,266	Eversource Energy	99,077
376	Fortis, Inc.	15,983
367	Hydro One Ltd. (b)	10,449
4,782	Iberdrola S.A. (b)	59,574
234	Neoen S.A. (b)	7,348
1,054	NextEra Energy, Inc.	81,242
190	Northland Power, Inc. (b)	4,763
784	Pinnacle West Capital Corporation	62,124
935	PNM Resources, Inc.	45,516
1,600	RWE A.G. (b)	68,797
688	Sempra Energy	103,998
422	Solaria Energia y Medio Ambiente S.A.(a) (b)	7,601
533	TransAlta Renewables, Inc. (b)	4,906
288	Verbund A.G. (b)	24,992
731	WEC Energy Group, Inc.	69,291
448	Xcel Energy, Inc.	30,213
		1,370,176
	ELECTRICAL EQUIPMENT - 0.3%
194	AMETEK, Inc.	28,194
4,139	Amphenol Corporation, Class A	338,239
2,098	Halma PLC(b)	57,692
25,973	Hexagon A.B. (b)	297,400
606	Nexans S.A. (b)	60,146
		781,671
	ENGINEERING & CONSTRUCTION - 0.1%
1,896,217	China Tower Corporation Ltd. (b)	229,479
1,104	JTOWER, Inc.(a) (b)	40,745
2,565	Sacyr S.A. (b)	8,236
		278,460

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 10.3% (Continued)
	ENTERTAINMENT CONTENT - 0.1%
3,542	Bandai Namco Holdings, Inc.	$ 75,993
9,026	Vivendi S.A.	91,053
		167,046
	FOOD - 0.1%
194,435	China Modern Dairy Holdings Ltd. (b)	25,017
628	Glanbia PLC(b)	9,179
21,262	JBS S.A. (b)	74,679
31,213	Marfrig Global Foods S.A. (b)	40,957
2,777	SLC Agricola S.A. (b)	24,981
5,313	SunOpta, Inc.(a) (b)	40,766
340	Tyson Foods, Inc., Class A	20,169
		235,748
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(c)
1,740	Ence Energia y Celulosa S.A. (b)	6,474
118	Louisiana-Pacific Corporation	6,397
507	Svenska Cellulosa A.B. SCA(b)	6,665
		19,536
	GAS & WATER UTILITIES - 0.1%
620	American States Water Company	55,112
653	American Water Works Company, Inc.	95,658
250	NiSource, Inc.	6,990
		157,760
	HEALTH CARE FACILITIES & SERVICES - 0.4%
597	Centene Corporation(a)	37,736
312	Cigna Group (The)	79,725
261	Elevance Health, Inc.	120,010
139	Humana, Inc.	67,479
162	IQVIA Holdings, Inc.(a)	32,220
92	Lonza Group A.G. (b)	55,052
998	UnitedHealth Group, Inc.	471,646
		863,868
	HOME CONSTRUCTION - 0.2%
739	DR Horton, Inc.	72,193
144	KB Home	5,786

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 10.3% (Continued)
	HOME CONSTRUCTION - 0.2% (Continued)
39	Lennar Corporation, Class A	$ 4,099
39	LGI Homes, Inc.(a)	4,447
138	M/I Homes, Inc.(a)	8,706
83	Masonite International Corporation(a)	7,534
290	MDC Holdings, Inc.	11,272
97	Meritage Homes Corporation(a)	11,326
40	NVR, Inc.(a)	222,888
95	PulteGroup, Inc.	5,537
164	Taylor Morrison Home Corporation(a)	6,275
74	Toll Brothers, Inc.	4,442
217	Tri Pointe Homes, Inc.(a)	5,494
		369,999
	HOTEL REIT - 0.0%(c)
693	DiamondRock Hospitality Company	5,634
576	Sunstone Hotel Investors, Inc.	5,691
		11,325
	HOUSEHOLD PRODUCTS - 0.3%
3,281	Church & Dwight Company, Inc.	290,073
261	Estee Lauder Companies, Inc. (The), Class A	64,326
415	L'Oreal S.A. (b)	185,127
7,554	Unicharm Corporation(b)	309,575
		849,101
	INDUSTRIAL REIT - 0.0%(c)
752	Prologis, Inc.	93,827
764	Warehouses De Pauw CVA	22,641
		116,468
	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
324	CME Group, Inc.	62,052
1,336	Interactive Brokers Group, Inc., Class A	110,300
511	London Stock Exchange Group PLC(b)	49,600
1,499	Morgan Stanley	131,613
449	Nasdaq, Inc.	24,547
		378,112

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 10.3% (Continued)
	INSURANCE - 0.5%
270	Admiral Group PLC(b)	$ 6,788
523	Aflac, Inc.	33,744
236	Allstate Corporation (The)	26,151
643	American International Group, Inc.	32,381
184	Arthur J Gallagher & Company	35,201
1,980	AXA S.A. (b)	60,491
1,984	Berkshire Hathaway, Inc., Class B(a)	612,601
597	Coface S.A.(a) (b)	8,451
2,927	Direct Line Insurance Group PLC(b)	4,965
47	Hanover Insurance Group, Inc. (The)	6,040
270	Hartford Financial Services Group, Inc. (The)	18,816
126	Lincoln National Corporation	2,831
172	Loews Corporation	9,979
435	Marsh & McLennan Companies, Inc.	72,450
217	NN Group N.V. (b)	7,876
1,068	Phoenix Group Holdings PLC(b)	7,199
506	Progressive Corporation (The)	72,388
333	Prudential Financial, Inc. (b)	27,552
2,332	Prudential PLC(b)	31,704
1,000	QBE Insurance Group Ltd. (b)	9,754
479	Sampo OYJ, Class A(b)	22,591
425	SCOR S.E. (b)	9,653
515	Sun Life Financial, Inc. (b)	24,060
21	Swiss Life Holding A.G. (b)	12,929
199	Travelers Companies, Inc. (The)	34,111
1,091	Trupanion, Inc.(a)	46,793
1,010	UNIQA Insurance Group A.G. (b)	8,502
98	Voya Financial, Inc.	7,003
93	Willis Towers Watson PLC	21,611
		1,274,615
	INTERNET MEDIA & SERVICES - 0.4%
7,503	Alphabet, Inc., Class A(a)	778,287
1,141	Auto Trader Group PLC(b)	8,674
20	Booking Holdings, Inc.(a)	53,048

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 10.3% (Continued)
	INTERNET MEDIA & SERVICES - 0.4% (Continued)
3,521	Moneysupermarket.com Group PLC(b)	$ 10,816
1,280	Rightmove PLC(b)	8,890
1,924	Trainline PLC(a) (b)	5,905
		865,620
	LEISURE FACILITIES & SERVICES - 0.0%(c)
69	Chipotle Mexican Grill, Inc.(a)	117,872

	MACHINERY - 0.0%(c)
132	Cactus, Inc., Class A	5,442
203	GEA Group A.G. (b)	9,238
470	TOMRA Systems ASA(b)	7,904
263	Valmet OYJ(b)	8,513
		39,504
	MEDICAL EQUIPMENT & DEVICES - 0.5%
252	Becton Dickinson and Company	62,380
1,261	Boston Scientific Corporation(a)	63,088
1,459	Cochlear Ltd. (b)	230,867
36	Cooper Companies, Inc. (The)	13,441
3,142	Hoya Corporation(b)	344,569
609	Koninklijke Philips N.V. (b)	11,122
1,151	Medtronic PLC	92,794
1,001	Siemens Healthineers A.G. (b)	57,569
381	Thermo Fisher Scientific, Inc.	219,597
		1,095,427
	METALS & MINING - 0.2%
3,893	BHP Group Ltd. (b)	122,922
153	Franco-Nevada Corporation	22,307
4,743	Glencore PLC(b)	27,185
379	Pan American Silver Corporation	6,898
1,278	Rio Tinto PLC(b)	86,368
64	Royal Gold, Inc.	8,301
1,024	Wesdome Gold Mines Ltd.(a) (b)	5,864
3,736	Wheaton Precious Metals Corporation	179,926

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 10.3% (Continued)
	METALS & MINING - 0.2% (Continued)
22,268	Zijin Mining Group Company Ltd. (b)	$ 37,218
		496,989
	MULTI ASSET CLASS OWNERS & DEVELOPERS - 0.0%(c)
4,609	Mirvac Group	6,409
784	Segro PLC	7,424
		13,833
	OIL & GAS PRODUCERS - 0.3%
611	Aker BP ASA(b)	14,963
9,890	BP PLC(b)	62,323
3,386	Comstock Resources, Inc.	36,535
62,362	Cosan S.A. (b)	186,179
4,847	Devon Energy Corporation	245,306
620	Freehold Royalties Ltd. (b)	6,666
3,394	PrairieSky Royalty Ltd. (b)	53,741
1,876	Sitio Royalties Corporation	42,398
376	Talos Energy, Inc.(a)	5,580
27,602	Tellurian, Inc.(a)	33,950
5,151	Williams Companies, Inc. (The)	153,809
		841,450
	OIL & GAS SERVICES & EQUIPMENT - 0.0%(c)
458	Liberty Oilfield Services, Inc., Class A	5,867
578	NOW, Inc.(a)	6,445
702	ProPetro Holding Corporation(a)	5,047
5,670	RPC, Inc.	43,602
		60,961
	PUBLISHING & BROADCASTING - 0.0%(c)
502	Future PLC(b)	7,178
453	Schibsted ASA(b)	7,653
		14,831
	REAL ESTATE OWNERS & DEVELOPERS - 0.0%(c)
17,172	Longfor Group Holdings Ltd. (b)	48,454
57	PSP Swiss Property A.G. (b)	6,480
		54,934

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 10.3% (Continued)
	REAL ESTATE SERVICES - 0.0%(c)
36,087	A-Living Smart City Services Company Ltd. (b)	$ 31,306
234	CBRE Group, Inc., Class A(a)	17,038
500	Hufvudstaden A.B. (b)	6,778
886	Wihlborgs Fastigheter A.B. (b)	6,773
		61,895
	RENEWABLE ENERGY - 0.0%(c)
1,002	Canadian Solar, Inc.(a)	39,891
189	Corp ACCIONA Energias Renovables S.A. (b)	7,331
80	Enphase Energy, Inc.(a)	16,822
94	Landis+Gyr Group A.G. (b)	7,198
670	Nordex S.E.(a) (b)	9,822
765	Vestas Wind Systems A/S(b)	22,162
		103,226
	RESIDENTIAL REIT - 0.0%(c)
110	AvalonBay Communities, Inc.	18,487
297	Equity Residential	17,820
44	Essex Property Trust, Inc.	9,202
504	Invitation Homes, Inc.	15,740
601	UNITE Group PLC (The)	7,114
		68,363
	RETAIL - CONSUMER STAPLES - 0.0%(c)
7,018	Europris ASA(b)	48,718
41	Five Below, Inc.(a)	8,445
486	Tokmanni Group Corporation(b)	6,700
		63,863
	RETAIL - DISCRETIONARY - 0.3%
17,251	ANTA Sports Products Ltd. (b)	250,525
95	Brunello Cucinelli SpA(b)	9,424
57	Dick's Sporting Goods, Inc.	8,088
647	Grafton Group PLC(b)	7,069
3,780	JD Sports Fashion PLC(b)	8,289
17,829	Li Ning Company Ltd. (b)	140,589
6,421	Localiza Rent a Car S.A. (b)	67,467
56	Lululemon Athletica, Inc.(a)	20,395

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 10.3% (Continued)
	RETAIL - DISCRETIONARY - 0.3% (Continued)
867	Moncler SpA(b)	$ 59,756
13,906	Pets at Home Group PLC(b)	63,303
912	TJX Companies, Inc. (The)	71,464
		706,369
	SELF-STORAGE REIT - 0.0%(c)
58	Life Storage, Inc.	7,603
934	Shurgard Self Storage Ltd.	44,679
		52,282
	SEMICONDUCTORS - 0.6%
894	Advanced Micro Devices, Inc.(a)	87,621
259	Analog Devices, Inc.	51,080
446	Applied Materials, Inc.	54,782
208	ASML Holding N.V. (b)	141,058
209	Broadcom, Inc.	134,082
2,440	Infineon Technologies A.G. (b)	99,728
94	KLA Corporation	37,522
88	Lam Research Corporation	46,651
738	Microchip Technology, Inc.	61,830
615	Micron Technology, Inc.	37,109
1,337	NVIDIA Corporation	371,378
3,332	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	309,943
498	Texas Instruments, Inc.	92,633
201	Tokyo Electron Ltd. (b)	24,283
		1,549,700
	SOFTWARE - 0.8%
1,134	Adobe, Inc.(a)	437,010
884	Intuit, Inc.	394,114
15,396	Kahoot! ASA(a) (b)	35,248
1,692	Okta, Inc.(a)	145,918
1,720	Palo Alto Networks, Inc.(a)	343,553
742	ServiceNow, Inc.(a)	344,822
118	SimCorp A/S(b)	8,912
578	Workday, Inc., Class A(a)	119,380
		1,828,957

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 10.3% (Continued)
	SPECIALTY FINANCE - 0.0%(c)
192	Fidelity National Financial, Inc.	$ 6,707

	SPECIALTY REIT - 0.0%(c)
265	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,579

	STEEL - 0.1%
213,027	Angang Steel Company Ltd. (b)	68,114
234	APERAM S.A. (b)	8,724
892	ArcelorMittal S.A. (b)	26,966
585	BlueScope Steel Ltd. (b)	7,881
9,377	Outokumpu OYJ(b)	51,081
		162,766
	TECHNOLOGY HARDWARE - 0.1%
4,569	Juniper Networks, Inc.	157,265
1,947	Spirent Communications PLC(b)	4,163
		161,428
	TECHNOLOGY SERVICES - 0.7%
29	Adyen N.V.(a) (b)	45,902
58	Amdocs Ltd.	5,570
1,084	Automatic Data Processing, Inc.	241,331
80	Booz Allen Hamilton Holding Corporation	7,415
168	Broadridge Financial Solutions, Inc.	24,624
144	Capgemini S.E. (b)	26,671
282	Computacenter PLC(b)	7,438
782	Experian PLC(b)	25,662
580	Fiserv, Inc.(a)	65,557
44	FleetCor Technologies, Inc.(a)	9,277
597	Mastercard, Inc., Class A	216,956
171	Moody's Corporation	52,329
74	MSCI, Inc.	41,417
1,750	QinetiQ Group PLC(b)	7,012
305	S&P Global, Inc.	105,155
3,251	Softcat PLC(b)	51,978
2,810	Visa, Inc., Class A	633,543

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 10.3% (Continued)
	TECHNOLOGY SERVICES - 0.7% (Continued)
28	WEX, Inc.(a)	$ 5,149
21,307	Wise PLC(a) (b)	142,942
		1,715,928
	TELECOMMUNICATIONS - 0.3%
3,343	AT&T, Inc.	64,353
12,594	KDDI Corporation(b)	388,253
315	Quebecor, Inc., Class B(b)	7,787
285	T-Mobile US, Inc.(a)	41,279
2,320	United Internet A.G. (b)	39,938
1,932	Verizon Communications, Inc.	75,135
		616,745
	TIMBER REIT - 0.0%(c)
588	Weyerhaeuser Company	17,716

	TRANSPORTATION & LOGISTICS - 0.7%
4	AP Moller - Maersk A/S, Class A(b)	7,081
6,609	Auckland International Airport Ltd.(a) (b)	35,963
112	Canadian Pacific Railway Ltd.	8,617
678	Canadian Pacific Railway Ltd. (b)	52,207
180	Clarkson PLC(b)	6,862
250,608	COSCO SHIPPING Energy Transportation Company Ltd., Class H(a) (b)	258,591
1,729	CSX Corporation	51,766
7,815	Deutsche Post A.G. (b)	365,277
1,858	Expeditors International of Washington, Inc.	204,604
633	Frontline PLC	10,482
376	Hapag-Lloyd A.G. (b)	123,172
292	Mitsui OSK Lines Ltd. (b)	7,280
8,536	Nippon Yusen KK(b)	198,602
269	Stolt-Nielsen Ltd. (b)	8,559
66	TFI International, Inc. (b)	7,875
514	Union Pacific Corporation	103,448
4,442	West Japan Railway Company(b)	182,575
		1,632,961

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares						Fair Value
	COMMON STOCKS — 10.3% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.1%
531	Archer-Daniels-Midland Company					$ 42,299
5,020	ITOCHU Corporation(b)					162,624
						204,923
	WHOLESALE - DISCRETIONARY - 0.0%(c)
202	Toyota Tsusho Corporation					8,551

	TOTAL COMMON STOCKS (Cost $23,877,308)					25,062,393

	PREFERRED STOCKS — 0.0%(c)
	MACHINERY - 0.0%(c)
241	Jungheinrich A.G., 0.00% (b) (Cost - $8,601)					8,407

			Expiration Date	Exercise Price
	RIGHT — 0.0%(c)
	RETAIL - DISCRETIONARY - 0.0% (c)
9	Localiza Rent a Car S.A.(b)		5/12/2023	$ 41		23
	TOTAL RIGHT (Cost $21)

Contracts(d)
	INDEX OPTIONS PURCHASED - 0.4%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 0.4%
194	FTSE 100 Index UKX(g)	MSO	12/15/2023	8,000	$ 14,805,576	486,443
17	Nikkei 225 NKY(g)	MSO	04/14/2023	26,625	476,705,160	102,051
17	Nikkei 225 NKY(g)	MSO	04/14/2023	27,000	476,705,160	147,250
17	Nikkei 225 NKY(g)	MSO	04/14/2023	27,500	476,705,160	76,186
17	Nikkei 225 NKY(g)	MSO	04/14/2023	28,000	476,705,160	45,135
	TOTAL CALL OPTIONS PURCHASED (Cost - $609,938)					857,065

	PUT OPTIONS PURCHASED - 0.0%(c)
69	EURO STOXX 50 Price EUR SX5E(g)	MSO	04/21/2023	3,800	2,977,385	3,555
69	EURO STOXX 50 Price EUR SX5E(g)	MSO	04/21/2023	3,975	2,977,385	7,036
69	EURO STOXX 50 Price EUR SX5E(g)	MSO	04/21/2023	4,125	2,977,385	14,857
69	EURO STOXX 50 Price EUR SX5E(g)	MSO	04/21/2023	4,200	2,977,385	22,753
17	Nikkei 225 NKY(g)	MSO	04/14/2023	24,500	476,705,160	832
17	Nikkei 225 NKY(g)	MSO	04/14/2023	25,250	476,705,160	1,216
17	Nikkei 225 NKY(g)	MSO	04/14/2023	25,750	476,705,160	1,729
17	Nikkei 225 NKY(g)	MSO	04/14/2023	26,250	476,705,160	2,625
	TOTAL PUT OPTIONS PURCHASED (Cost - $340,348)					54,603

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
					Fair Value

TOTAL INDEX OPTIONS PURCHASED (Cost - $950,286)					$ 911,667

BINARY OPTIONS PURCHASED - 0.4%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
PUT OPTIONS PURCHASED - 0.4%
AUDNZD > 1.1131 and NZDUSD > 0.6556	MSI	04/05/2023	$ 1	$ 1,078,000	1
AUDUSD < 0.6550 and USDJPY < 133.51 20	CIT	06/20/2023	1	648,000	50,890
BRLJPY < 24.7710 and USDBRL < 5.1220	MSI	04/10/2023	25	579,000	1,272
CNHJPY < 19.5260 and CNHKRW > 190.719	MSI	05/03/2023	20	2,353,000	173,834
EURJPY < 140.24 and EURCHF > 1.0116	MSI	04/11/2023	140	1,432,000	465
EURUSD < 1.0404 and USDILS < 3.5403	MSI	04/25/2023	1	1,025,000	2,349
GBPUSD < 1.20460 and USDMXN < 18.4240	HSBC	06/14/2023	1	384,000	46,622
GBPUSD < 1.2258 and SPX > 4430.61	GS	04/21/2023	1	680,000	339
SPX < 3550.50 and US10YRSOFR > 3.94%	CIT	04/21/2023	3,551	684,000	1
SPX < 3550.95 and US10YRSOFR > 3.962%	CIT	05/19/2023	3,551	684,000	1,052
SPX < 3584.7 and US10YRSOFR > 3.8385%	GS	04/21/2023	3,585	681,000	68
SPX < 3693.22 and USDJPY < 127.233	MSI	06/16/2023	3,693	1,300,000	95,331
SPX < 3861.57 and US2YRSOFR [4.5 - 5.5]	GS	09/15/2023	3,862	660,000	25,032
SPX < 3866.22 and US1YRSOFR > 4.52%	GS	12/15/2023	3,866	679,000	47,416
SPX < 3893.10 and US1YRSOFR > 4.823%	GS	12/15/2023	3,893	921,000	49,553
SPX < 3948.48 and US1YRSOFR > 4.02%	GS	12/15/2023	3,948	679,000	77,441
SPX > 4148.80 and EURUSD < 1.0432	JPPB	04/21/2023	4,149	787,000	18,027
USDCNH > 7.04 and US1YRSOFR > 4.75%	GS	12/15/2023	7	641,000	24,298
USDCNH > 7.10 and USDBRL < 5.50	CIT	09/06/2023	7	643,000	48,553
USDCNH > 7.1853 and USDJPY < 140.33	CIT	09/11/2023	7	648,000	42,782
USDJPY < 124.41 and GBPUSD < 1.2171	MSI	04/13/2023	124	344,000	69
USDJPY < 132.20 and USDKRW > 1290.85	JPPB	05/03/2023	132	704,000	157,890
TOTAL BINARY PUT OPTIONS PURCHASED (Cost - $1,362,538)					863,285

CORRELATION OPTIONS PURCHASED - 0.7%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
PUT OPTIONS PURCHASED - 0.7%
EURBRL USDBRL Correlation	MSI	04/10/2023	100	16,250	262,441
EURHUF USDHUF Correlation	MSI	07/13/2023	100	27,000	241,099
USDBRL CADBRL Correlation	CIT	06/15/2023	100	23,000	210,498
USDBRL CHFBRL Correlation	MSI	10/05/2023	100	42,000	611,986
USDSEK CADSEK Correlation	MSI	08/10/2023	100	27,000	488,301
TOTAL CORRELATION PUT OPTIONS PURCHASED (Cost - $1,783,588)					1,814,325

CURRENCY OPTIONS PURCHASED - 0.3%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
CALL OPTIONS PURCHASED - 0.1%
EURcCHFp	JPPB	04/13/2023	1	12,642,000	255
EURcCHFp Digi	JPPB	04/20/2023	1	844,000	69,200
EURcHUFp Digi	JPPB	04/13/2023	575	273,000	1

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

	CURRENCY OPTIONS PURCHASED - 0.3% (Continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.1%(c) (Continued)
	EURcUSDp	JPPB	06/01/2023	$ 1	$ 10,873,000	$ 7,249
	USDcCNHp	JPPB	04/13/2023	7	27,953,000	89,663
	USDcINRp	JPPB	04/26/2023	84	19,823,000	22,758
	USDcTRYp Digi	JPPB	04/26/2023	23	241,000	5,646
	TOTAL CALL OPTIONS PURCHASED (Cost - $563,359)					194,772

	PUT OPTIONS PURCHASED - 0.2%
	EURpAUDc	JPPB	04/13/2023	2	12,111,000	449
	EURpCADc	JPPB	04/26/2023	1	12,034,000	16,388
	EURpMXNc 19.50 RKO 18.75	JPPB	04/19/2023	20	12,276,000	59,512
	EURpUSDc 1.0520 EKO USDJPY > 128.45	CIT	05/26/2023	1	45,830,000	143,172
	EURpUSDc Digi	JPPB	08/03/2023	1	1,206,000	97,515
	GBPpMXNc Digi	JPPB	06/14/2023	22	271,000	56,233
	GBPpUSDc Digi	JPPB	09/15/2023	1	1,521,000	35,532
	GBPpUSDc Digi	JPPB	04/05/2023	1	339,000	25
	GBPpUSDc iOT	JPPB	04/05/2023	1	531,000	14
	USDpJPYc	JPPB	04/06/2023	130	6,622,000	4,352
	USDpJPYc Digi	JPPB	07/13/2023	113	1,010,000	26,114
	USDpJPYc Digi	JPPB	04/03/2023	118	762,000	1
	USDpJPYc Digi	CIT	07/03/2023	120	677,000	54,456
	USDpMXNc	JPPB	04/20/2023	19	12,737,000	15,896
	TOTAL PUT OPTIONS PURCHASED (Cost - $904,828)					509,659

	TOTAL CURRENCY OPTIONS PURCHASED (Cost - $1,468,187)					704,431

	STRUCTURED OPTIONS PURCHASED - 0.0% (c)
	PUT OPTIONS PURCHASED - 0.0%(c)
	GBPUSD < 1.2142 and USDJPY < 131.95 and USDBRL < 5	MSI	04/05/2023	1	538,000	1,747
	TOTAL STRUCTURED PUT OPTIONS PURCHASED (Cost - $32,280)

Contracts(e)
	FUTURE OPTIONS PURCHASED - 0.3%
	CALL OPTIONS PURCHASED - 0.1%
30	AUDUSD Euro 9am	MS	04/06/2023	67	$66,480	108
30	AUDUSD Euro 9am	MS	04/06/2023	68	66,480	51
30	AUDUSD Euro 9am	MS	04/06/2023	68	66,480	21
30	AUDUSD Euro 9am	MS	04/06/2023	69	66,480	4

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Contracts(e)
	FUTURE OPTIONS PURCHASED - 0.3% (Continued)		Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.1% (Continued)
33	C$ Curr 9am	MS	04/06/2023	$ 73	$560,340	$ 413
33	C$ Curr 9am	MS	04/06/2023	73	560,340	254
33	C$ Curr 9am	MS	04/06/2023	74	560,340	122
33	C$ Curr 9am	MS	04/06/2023	74	560,340	36
59	CRUDE OIL	MS	10/26/2023	100	4,596,690	134,520
75	SX5E DIVIDEND	MS	12/15/2023	120	1,141,245	160,023
49	SX5E DIVIDEND	MS	12/20/2024	135	694,482	31,253
	TOTAL CALL OPTIONS PURCHASED (Cost - $432,527)					326,805

	PUT OPTIONS PURCHASED - 0.2%
30	AUDUSD Euro 9am	MS	04/06/2023	64	66,480	1
30	AUDUSD Euro 9am	MS	04/06/2023	65	66,480	4
30	AUDUSD Euro 9am	MS	04/06/2023	66	66,480	10
30	AUDUSD Euro 9am	MS	04/06/2023	67	66,480	51
33	C$ Curr 9am	MS	04/06/2023	71	560,340	2
33	C$ Curr 9am	MS	04/06/2023	72	560,340	2
33	C$ Curr 9am	MS	04/06/2023	72	560,340	2
33	C$ Curr 9am	MS	04/06/2023	73	560,340	2
391	S&P500 EMINI	MS	06/16/2023	3,500	80,893,013	361,675
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,157,896)					361,749

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $1,590,423)					688,554

Principal Amount ($)				Yield (%)	Maturity
	SHORT-TERM INVESTMENTS — 58.5%
	U.S. TREASURY BILLS — 58.5%
5,500,000	United States Treasury Bill			2.36	04/06/23	5,497,869
12,300,000	United States Treasury Bill			3.50	04/13/23	12,284,668
12,400,000	United States Treasury Bill			4.04	04/20/23	12,372,611
12,800,000	United States Treasury Bill			4.14	04/27/23	12,760,917
12,900,000	United States Treasury Bill			4.29	05/04/23	12,848,680
14,200,000	United States Treasury Bill			4.28	05/09/23	14,135,284
12,600,000	United States Treasury Bill			4.47	05/18/23	12,526,434
12,800,000	United States Treasury Bill			4.42	06/01/23	12,704,708
9,710,000	United States Treasury Bill			4.55	06/15/23	9,618,807
10,200,000	United States Treasury Bill			4.60	06/29/23	10,085,716
10,200,000	United States Treasury Bill			4.65	07/20/23	10,057,863
10,200,000	United States Treasury Bill			4.70	08/10/23	10,029,403
8,200,000	United States Treasury Bill			4.74	08/17/23	8,054,606

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
						Fair Value

	TOTAL SHORT-TERM INVESTMENTS (Cost $142,934,772)					$ 142,977,566

	TOTAL INVESTMENTS - 70.9% (Cost $174,008,004)					$ 173,023,992
	CALL OPTIONS WRITTEN - (0.4)% (Proceeds - $778,582)					(836,025)
	PUT OPTIONS WRITTEN - (0.3)% (Proceeds - $844,059)					(779,198)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 29.8%					72,783,412
	NET ASSETS - 100.0%					$ 244,192,181

Contracts(e)
	WRITTEN FUTURE OPTIONS - (0.4)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.3)%
45	NAT GAS EURO(g)	MS	04/25/2023	$ 2	$ 997,200	$ 60,795
45	NAT GAS EURO(g)	MS	04/25/2023	3	997,200	42,750
45	NAT GAS EURO(g)	MS	04/25/2023	3	997,200	26,640
45	NAT GAS EURO(g)	MS	04/25/2023	3	997,200	13,815
100	S&P500 EMINI	MS	06/16/2023	4,200	20,688,750	483,750
77	SX5E DIVIDEND	MS	12/15/2023	130	1,171,678	85,110
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $500,751)					712,860

	PUT OPTIONS WRITTEN – (0.1)%
45	NAT GAS EURO(g)	MS	04/25/2023	2	997,200	25,920
45	NAT GAS EURO(g)	MS	04/25/2023	2	997,200	45,090
45	NAT GAS EURO(g)	MS	04/25/2023	2	997,200	68,895
45	NAT GAS EURO(g)	MS	04/25/2023	2	997,200	89,730
49	SX5E DIVIDEND(g)	MS	12/20/2024	90	694,482	12,969
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $255,991)					242,604

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $756,742)					955,464

	WRITTEN INDEX OPTIONS - (0.3)%
	CALL OPTIONS WRITTEN – (0.1)%(e)
630	Chicago Board Options Exchange VIX US	MSO	04/19/2023	24	1,178,100	51,975
630	Chicago Board Options Exchange VIX US	MSO	04/19/2023	26	1,178,100	38,115
630	Chicago Board Options Exchange VIX US	MSO	04/19/2023	30	1,178,100	22,050
630	Chicago Board Options Exchange VIX US	MSO	04/19/2023	36	1,178,100	11,025
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $277,830)					123,165

	PUT OPTIONS WRITTEN - (0.2)%
630	Chicago Board Options Exchange VIX US	MSO	04/19/2023	19	1,178,100	32,760
630	Chicago Board Options Exchange VIX US	MSO	04/19/2023	20	1,178,100	63,945
630	Chicago Board Options Exchange VIX US	MSO	04/19/2023	21	1,178,100	105,210
630	Chicago Board Options Exchange VIX US	MSO	04/19/2023	22	1,178,100	152,145

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Contracts(e)
	WRITTEN INDEX OPTIONS - (0.3)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	(Continued)
	PUT OPTIONS WRITTEN - (0.2)%
144	FTSE 100 Index UKX	MSO	12/15/2023	$6,500	$10,989,706	$ 182,534
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $588,068)					536,594

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $865,898)					$ 659,759

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
23	Carbon Emissions Future(g)			12/18/2023	$ 2,293,513	$ 25,073
28	CBOE Volatility Index Future			04/19/2023	581,398	(131,277)
19	CBOT 10 Year US Treasury Note Future			06/21/2023	2,183,518	5,613
8	CBOT Corn Future(g)			05/12/2023	264,200	121
7	CBOT Soybean Future(g)			05/12/2023	526,925	23,980
14	CBOT Soybean Meal Future(g)			05/12/2023	652,400	(9,340)
1	CBOT Soybean Oil Future(g)			05/12/2023	33,294	(24)
1	CBOT Wheat Future(g)			05/12/2023	34,613	(787)
100	CME Canadian Dollar Currency Future			06/20/2023	7,399,000	91,557
119	CME E-Mini Standard & Poor's 500 Index Future			06/16/2023	24,619,613	1,289,973
11	CME Feeder Cattle Future(g)			05/25/2023	1,128,875	25,176
47	CME Japanese Yen Currency Future			06/16/2023	4,478,219	(42,182)
9	CME Lean Hogs Future(g)			06/14/2023	329,850	(30,104)
38	CME Live Cattle Future(g)			06/30/2023	2,464,300	30,868
40	CME Mexican Peso Currency Future			06/16/2023	1,093,400	(4,265)
2	CME New Zealand Dollar Currency Future			06/16/2023	125,020	(151)
15	COMEX Gold 100 Troy Ounces Future(g)			06/28/2023	2,979,300	(2,500)
5	E-Mini S&P Real Estate Select Sector Stock Index Future			06/16/2023	230,313	5,263
240	Eurex 10 Year Euro BUND Future			06/08/2023	35,363,488	(669,676)
9	Eurex 30 Year Euro BUXL Future			06/08/2023	1,375,138	32,798
39	Eurex Dow Jones EURO STOXX 50 Dividend Future			12/15/2023	592,255	64,369
86	Eurex EURO STOXX 50 Future			06/16/2023	3,974,900	158,177
4	Euronext Amsterdam Index Future			04/21/2023	656,514	23,894
17	Euronext CAC 40 Index Future			04/21/2023	1,352,403	34,430
5	Euronext Milling Wheat Future(g)			05/10/2023	70,574	(871)
3	French Government Bond Future			06/08/2023	423,788	9,578
117	FTSE 100 Index Future			06/16/2023	11,026,080	172,442
4	FTSE/MIB Index Future			06/16/2023	578,284	12,649
11	HKG Hang Seng China Enterprises Index Future			04/27/2023	491,289	10,070
1	HKG Hang Seng Index Future			04/27/2023	130,453	4,344
5	ICE Brent Crude Oil Future(g)			04/28/2023	399,450	(11,970)
9	ICE Brent Crude Oil Future(g)			10/31/2023	701,190	24,330
18	ICE Brent Crude Oil Future(g)			10/31/2024	1,333,980	54,930
6	ICE Gas Oil Future(g)			05/11/2023	451,050	(36,182)
27	ICE US MSCI Emerging Markets EM Index Future			06/16/2023	1,343,925	16,335
3	KCBT Hard Red Winter Wheat Future(g)			05/12/2023	131,663	3,433

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
9	KFE 10 Year Treasury Bond Future	06/20/2023	784,631	$ 4,110
1	LME Copper Future(g)	05/15/2023	224,813	(1,771)
3	LME Lead Future(g)	05/15/2023	157,894	(1,055)
1	LME Nickel Future(g)	05/15/2023	142,500	(4,962)
5	MEFF Madrid IBEX 35 Index Future	04/21/2023	498,601	10,786
1	MGE Red Wheat Future(g)	05/12/2023	44,788	850
17	Mini-DAX Future	06/16/2023	1,456,497	49,720
7	Montreal Exchange 10 Year Canadian Bond Future	06/21/2023	653,427	(5,915)
5	Montreal Exchange S&P/TSX 60 Index Future	06/15/2023	894,696	18,852
29	NYBOT CSC Cocoa Future(g)	05/15/2023	850,570	41,450
17	NYBOT CSC Number 11 World Sugar Future(g)	04/28/2023	423,640	38,774
4	NYMEX Light Sweet Crude Oil Future(g)	04/20/2023	302,680	4,110
4	NYMEX NY Harbor ULSD Future(g)	04/28/2023	440,261	(33,972)
1	NYMEX Platinum Future(g)	07/27/2023	50,155	1,990
6	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(g)	04/28/2023	675,612	3,914
22	OML Stockholm OMXS30 Index Future	04/21/2023	469,849	15,212
133	OSE Nikkei 225 Mini Future	06/08/2023	2,808,921	(1,618)
18	Robusta Coffee Future 10-Tonne(g)	05/24/2023	397,080	10,160
34	S&P 500 Annual Dividend Index Future	12/15/2023	578,425	24,225
31	S&P 500 Annual Dividend Index Future	12/20/2024	509,950	4,650
31	S&P 500 Annual Dividend Index Future	12/19/2025	499,488	438
3	SAFEX FTSE/JSE Top 40 Index Future	06/15/2023	120,032	2,609
2	SFE 10 Year Australian Bond Future	06/15/2023	164,309	(912)
4	SFE 3 Year Australian Bond Future	06/15/2023	290,990	(345)
6	SFE S&P ASX Share Price Index 200 Future	06/15/2023	721,119	5,472
67	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines Future(g)	05/31/2023	839,644	34,533
5	SGX MSCI Singapore Index Future	04/27/2023	115,061	1,072
7	UK Emissions Allowances Future(g)	12/18/2023	638,436	(480)
44	WCE Canola Future(g)	07/14/2023	488,014	128
17	White Sugar Future(g)	04/14/2023	535,755	75,556
	TOTAL FUTURES CONTRACTS			$ 1,477,655

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
4	CBOE Volatility Index Future	05/17/2023	$ 88,514	$ 186
19	CBOT 2 Year US Treasury Note Future	06/30/2023	3,922,626	(3,646)
46	CBOT 5 Year US Treasury Note Future	06/30/2023	5,037,368	(110,196)
36	CME Australian Dollar Currency Future	06/16/2023	2,412,360	2,165
11	CME British Pound Currency Future	06/16/2023	849,406	(819)
3	CME E-Mini NASDAQ 100 Index Future	06/16/2023	798,108	(38,888)
1	CME E-Mini Russell 2000 Index Future	06/16/2023	90,675	(1,965)
101	CME Euro Foreign Exchange Currency Future	06/16/2023	13,765,669	(57,895)
107	CME Swiss Franc Currency Future	06/16/2023	14,753,294	(247,065)
13	COMEX Copper Future(g)	05/26/2023	1,330,713	(56,325)
1	E-Mini Dow Jones Industrial Average Index Future	06/16/2023	167,300	(6,520)
65	Eurex 2 Year Euro SCHATZ Future	06/08/2023	7,452,191	(1,361)

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)

131	Eurex Dow Jones EURO STOXX 50 Dividend Future	12/20/2024	$ 1,852,956	$ (131,111)
36	Eurex Dow Jones EURO STOXX 50 Dividend Future	12/19/2025	481,093	(70,292)
155	Euro-BTP Italian Bond Future	06/08/2023	19,393,915	163,326
7	EUX Short term Euro-BTP Future	06/08/2023	800,076	(8,917)
77	Financial Times Stock Future	06/16/2023	3,591,953	6,123
10	FVSA Index - Mini-Futures on VSTOXX Future	04/19/2023	22,508	5,344
9	FVSA Index - Mini-Futures on VSTOXX Future	05/17/2023	20,989	139
5	KFE 3 Year Treasury Bond Future	06/20/2023	401,562	230
2	KFE KOSPI 200 Index Future	06/08/2023	123,938	(2,385)
2	LME Primary Aluminum Future(g)	05/15/2023	119,688	(5,444)
139	Long Gilt Future	06/28/2023	17,722,461	(147,550)
12	MSCI World Index Futures USD NTR	06/16/2023	1,039,200	(9,840)
3	NYBOT CTN Number 2 Cotton Future(g)	05/08/2023	124,170	(7,415)
20	NYMEX Henry Hub Natural Gas Future(g)	04/26/2023	443,200	12,120
1	NYMEX Palladium Future(g)	06/28/2023	146,800	2,950
49	OSE Nikkei 225 Index Future	06/08/2023	10,348,656	(202,031)
17	TSE Japanese 10 Year Bond Future	06/13/2023	18,965,858	76,969
5	TTF Natural Gas Base Load Monthly Future(g)	04/27/2023	193,053	(23,138)
8	Ultra 10-Year US Treasury Note Future	06/21/2023	969,128	(8,605)
	TOTAL FUTURES CONTRACTS			$ (871,856)

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Percentage rounds to less than 0.1%.
(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(e)	Each contract is equivalent to one futures contract.
(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(g)	All or a portion of this investment is a holding of the Fulcrum Diversified Absolute Return Fund CFC.

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Australian Dollar	04/03/2023	JPPB	302,565	$ 202,276	$ (448)
Canadian Dollar	04/03/2023	Morgan Stanley	80,750	59,748	172
Euro	04/03/2023	JPPB	33,207	36,020	(64)
Hong Kong Dollar	04/03/2023	JPPB	5,096,866	649,286	(5)
Japanese Yen	04/03/2023	JPPB	123,072,468	926,981	(1,328)
Norwegian Krone	04/03/2023	JPPB	107,466	10,269	(41)
Australian Dollar	04/04/2023	Morgan Stanley	67,012	44,800	(70)
British Pound	04/04/2023	Morgan Stanley	330,334	407,523	(1,470)
Euro	04/04/2023	Morgan Stanley	728,934	790,687	(2,685)
Hong Kong Dollar	04/04/2023	JPPB	120,159	15,307	(1)
Hong Kong Dollar	04/04/2023	Morgan Stanley	75,284	9,590	(1)
Japanese Yen	04/04/2023	Morgan Stanley	79,390,473	597,968	967
South African Rand	04/04/2023	Morgan Stanley	81,930	4,602	(20)
Swedish Krona	04/04/2023	Morgan Stanley	178,118	17,160	(29)
Hungarian Forints	04/28/2023	JPPB	261,615,459	740,814	(1,099)
New Zealand Dollar	04/28/2023	JPPB	17,523	10,961	37
Norwegian Krone	04/28/2023	JPPB	312,557	29,899	(101)
Polish Zloty	04/28/2023	JPPB	4,770,019	1,103,894	2,231
Singapore Dollar	04/28/2023	JPPB	9,062,271	6,814,562	(10,303)
Swedish Krona	04/28/2023	JPPB	724,605	69,906	(94)
Swiss Franc	04/28/2023	JPPB	292,856	320,968	968
Brazilian Real	06/21/2023	JPPB	43,606,830	8,480,937	134,301
Indian Rupee	06/21/2023	JPPB	382,623,320	4,632,698	6,440
Indonesia Rupiah	06/21/2023	JPPB	22,633,872,240	1,511,445	46,445
Philippine Peso	06/21/2023	JPPB	15,687,190	288,714	2,928
South Korean Won	06/21/2023	JPPB	5,337,889,182	4,104,826	(7,793)
Taiwanese Dollar	06/21/2023	JPPB	43,233,176	1,428,690	(2,309)
Thailand Baht	06/21/2023	JPPB	182,767,714	5,388,051	124,762
Turkish Lira	06/21/2023	JPPB	9,399,774	430,591	307
Chilean Peso	06/22/2023	JPPB	1,233,147,998	1,541,214	22,929
				$ 40,670,387	$ 314,626

To Sell:
New Zealand Dollar	04/03/2023	JPPB	17,509	$ 10,951	$ (37)
Singapore Dollar	04/04/2023	Morgan Stanley	10,939	8,220	8
British Pound	04/28/2023	JPPB	35,316	43,591	(44)
Danish Krone	04/28/2023	JPPB	350,902	51,166	(47)
Euro	04/28/2023	JPPB	94,132	102,243	(113)
Mexican Peso	04/28/2023	JPPB	47,676,368	2,633,054	(32,020)
New Zealand Dollar	04/28/2023	JPPB	70,705	44,225	(226)
Norwegian Krone	04/28/2023	JPPB	26,042,250	2,491,202	8,580
South African Rand	04/28/2023	JPPB	19,932,108	1,117,189	(23,360)
Swedish Krona	04/28/2023	JPPB	16,551,548	1,596,813	3,044
Swiss Franc	04/28/2023	JPPB	70,680	77,465	(202)
Brazilian Real	06/21/2023	JPPB	30,755,456	5,981,519	(244,062)
Indian Rupee	06/21/2023	JPPB	166,831,502	2,019,950	(9,929)
Indonesia Rupiah	06/21/2023	JPPB	82,555,803,933	5,512,912	(170,961)

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Sell: (continued)
Philippine Peso	06/21/2023	JPPB	1,097,230	$ 20,194	$ (194)
South Korean Won	06/21/2023	JPPB	11,870,834,502	9,128,648	(40,185)
Taiwanese Dollar	06/21/2023	JPPB	137,116,606	4,531,177	(32,003)
Thailand Baht	06/21/2023	JPPB	159,089,813	4,690,019	(63,120)
Turkish Lira	06/21/2023	JPPB	9,399,774	430,591	36,613
Chilean Peso	06/22/2023	JPPB	725,096,100	906,240	(25,053)
				$ 41,397,369	$ (593,311)

Total					$ (278,685)

Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased Sell	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Depreciation
To Buy:	To Sell:
Euro	Polish Zloty	4/28/2023	JPPB	1,816,511	8,532,134	$ 1,973,048	$ (1,974,535)	$ (1,487)

CREDIT DEFAULT SWAP AGREEMENTS
Description	Counterparty	Fixed Deal (Pay)Rate	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid	Unrealized Appreciation/(Depreciation)
CDX.EM SERIES 39	Citibank	1.00%	6/20/2028	$ 1,000,000	(57,549)	(73,548)	$ 15,999
CDX.NA.HY SERIES 40	JP Morgan	5.00%	6/20/2028	100,000	(1,565)	(278)	(1,287)
CDX.NA.IG SERIES 40	HSBC Securities	1.00%	6/20/2028	1,100,000	12,494	5,997	6,497
ITRAXX EUROPE CROSSOVER SERIES 39	JP Morgan	5.00%	6/20/2028	100,000	(2,829)	(1,152)	(1,677)
ITRAXX EUROPE SERIES 39	JP Morgan	1.00%	6/20/2028	1,500,000	12,027	(6,740)	18,767
TOTAL							$ 38,299

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

INTEREST RATE SWAP AGREEMENTS^
Rate Paid	Rate Received	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid	Unrealized Appreciation/(Depreciation)
4.07%	USCPI	5/13/2024	6,934,560 USD	$ 9,674	$ 172	$ 9,502
4.283%	USCPI	6/22/2024	7,551,200 USD	(72,541)	-	(72,541)
3.30%	USCPI	7/15/2024	9,247,700 USD	45,171	-	45,171
1D CDI	13.12%	1/4/2027	10,046,629 BRL	81,080	1,714	79,366
SONIA	4.471%	6/21/2025	8,546,500 GBP	50,314	105,264	(54,950)
4.548%	1D TNA	6/21/2033	836,900,000 CLP	33,608	(3)	33,611
6.636%	MIBOR	6/21/2028	40,900,000 INR	(7,495)	271	(7,766)
0.25%	1D TONA	6/21/2025	3,618,935,200 JPY	(53,032)	(702)	(52,330)
0.502%	1D TONA	6/21/2028	514,299,240 JPY	(35,545)	(17,432)	(18,113)
3M BBR	4.646%	6/21/2033	1,345,000 NZD	25,572	78	25,494
5.646%	6M PRIBOR	6/21/2025	76,209,600 CZK	7,413	-	7,413
SOFR	3.578%	6/21/2025	19,297,600 CAD	(144,480)	16,286	(160,766)
SOFR	4.055%	6/21/2024	6,653,800 USD	(27,169)	-	(27,169)
4.21%	SONIA	3/15/2025	5,495,300 GBP	12,368	5,718	6,650
4.251%	SONIA	6/21/2026	1,300,000 GBP	(10,302)	(565)	(9,737)
4.27%	3M TELBOR	6/21/2033	3,800,000 ILS	(52,534)	610	(53,144)
6.248%	6M WIBOR	6/21/2026	1,000,000 PLN	(3445)	(108)	(3,337)
6M WIBOR	6.031%	6/21/2033	800,000 PLN	8,490	210	8,280
3.505%	6M NIBOR	6/21/2033	3,100,000 NOK	(10,587)	(163)	(10,424)
3.849%	6M CDOR	6/21/2033	4,220,200 CAD	(114,116)	(198,776)	84,660
9.414%	3M JABIR	6/21/2033	9,800,000 ZAR	(10,502)	(470)	(10,032)
8.376%	6M BUBOR	6/21/2033	89,800,000 HUF	(3,795)	(134)	(3,661)
9.943%	6M BUBOR	6/21/2026	164,050,000 HUF	4,506	(347)	4,853
8.969%	28 DAY TIIE	6/8/2033	500,000 MXN	(1,291)	(15)	(1,276)
SOFR	4.436%	6/21/2026	300,000 USD	7,319	23	7,296
3.746%	SOFR	6/21/2033	1,697,500 USD	(84,438)	(334)	(84,104)
3.357%	SOFR	6/21/2033	300,000 SGD	(9,530)	(90)	(9,440)
3.662%	SOFR	6/21/2026	2,800,000 SGD	(41,068)	(305)	(40,763)
1.462%	3M TAIBOR	6/21/2028	25,700,000 TWD	(2,754)	(930)	(1,824)
3M HIBOR	4.045%	6/21/2033	3,300,000 HKD	18,577	(108)	18,685
3M HIBOR	4.499%	6/21/2026	4,670,000 HKD	14,464	19,929	(5,465)
7 DAY REPO	3.052%	6/21/2028	53,854,300 CNY	76,491	1,741	74,750
5.072%	3M BBR	6/21/2026	2,600,000 NZD	(19,770)	(288)	(19,482)
3M BBR	4.839%	6/21/2028	9,762,400 NZD	128,296	3,231	125,065
1.205%	1D TONA	6/21/2063	13,000,000 JPY	(4,422)	32	(4,454)
6M BBR	4.367%	6/21/2033	3,572,800 AUD	98,542	19,461	79,081
28 DAY TIIE	8.54%	6/14/2028	60,049,400 MXN	24,404	2,156	22,248
3.489%	USCPI	1/14/2024	10,352,125 USD	359,447	13,512	345,935
4.35%	USCPI	4/5/2024	5,748,200 USD	23,926	(383)	24,309
4.413%	USCPI	4/14/2024	2,373,600 USD	3,184	-	3,184
4.44%	USCPI	5/6/2024	6,826,900 USD	(26,714)	(4,944)	(21,770)
4.205%	USCPI	6/22/2024	1,133,800 USD	(9,142)	-	(9,142)
4.19%	USCPI	6/22/2024	1,360,600 USD	(10,568)	-	(10,568)
3.47%	USCPI	8/2/2024	16,984,200 USD	(58,238)	69,376	(127,614)
2.945%	USCPI	9/23/2024	3,803,200 USD	(13,841)	-	(13,841)
1D CDI	13.445%	1/2/2026	9,704,241 BRL	79,846	8,153	71,693
1D CDI	12.89%	1/2/2025	20,245,532 BRL	55,039	1,332	53,707
TOTAL						$ 297,240
^Counterparty is J.P. Morgan Investment Bank. Swaps pay annually.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

TOTAL RETURN SWAPS*
Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Unrealized Appreciation/(Depreciation)
ADNOC Drilling Company	MSP	$ 76,227	SOFR + 1.50%	11/13/2024	$ 11,321
BCIIACTM Index[1]	Barclays	2,050,770	SOFR	7/1/2025	59,319
BCIICOAL Index[2]	Barclays	2,621,118	SOFR - 0.06%	1/31/2024	59,091
BCIIDDHI Index[3]	Barclays	866,827	SOFR + 0.25%	3/27/2024	23,468
BCIIEXCH Index[4]	Barclays	1,976,826	SOFR	1/16/2024	127,175
BCIIGASP Index[5]	Barclays	1,465,574	SOFR – 0.35%	2/24/4048	103,637
BCIIOSVC Index[6]	Barclays	575,736	SOFR – 0.25%	3/17/2024	(38,286)
BCIIREFN Index[7]	Barclays	1,787,178	SOFR + 0.30%	1/16/2024	33,420
BCIIREST Index[8]	US Bank	2,023,258	SOFR	1/26/2024	77,358
BCIITSLO Index[9]	Barclays	1,085,468	SOFR	12/6/6072	(50,952)
CGFCREIT Index[10]	Citibank	407,007	SOFR	3/21/2024	884
CGNAECOM Index[11]	Citibank	10,426	OBFR – 4.05%	3/10/2023	13
Corteva, Inc.	JPPB	300	1m US LIBOR	6/7/2023	1
Cosan S.A.	MSP	163,800	BZDIOVRA + 1.50%	9/20/2023	(541)
Ecolab, Inc.	JPPB	158	1m US LIBOR	6/7/2023	7
FMC Corporation	JPPB	126	1m US LIBOR	6/7/2023	(4)
Gerdau S.A.	MSP	46,806	BZDIOVRA +1.50%	9/20/2023	(639)
GSGLPHRE Index[12]	Goldman Sachs	3,524,592	SOFR	4/26/4052	(219,223)
GSMBATDM Index[13]	Goldman Sachs	1,798,256	SOFR + 0.45%	12/12/2025	94,111
GSMBLIT2 Index[14]	Goldman Sachs	679,936	SOFR – 2.90%	3/17/2024	(75,064)
GSMBLUXU Index[15]	Goldman Sachs	2,538,958	Fed Funds + 0.40%	11/13/2024	155,351
IDEXX Laboratories, Inc.	JPPB	956	1m US LIBOR	6/7/2023	44
JPFCITSV Index[16]	JPPB	1,131,296	OBFR	2/28/2024	(16,711)
JPFCUOIL Index[17]	JPPB	1,017,512	OBFR	9/15/6072	(37,854)
JPFUAIR I Index[18]	JPPB	1,814,909	SOFR + 2.77%	12/29/2023	(31,774)
JPFUMEDA Index[19]	JPPB	1,337,387	SOFR + 0.40%	1/10/2024	31,293
JPFUNOI1 Index[20]	JPPB	446,081	OBFR – 0.65%	3/20/2024	(18,345)
JPFUOMED Index[21]	JPPB	1,110,397	OBFR	3/13/2024	(58,314)
JPFUPGM Index[22]	JPPB	223,167	OBFR	4/23/2024	(7,066)
JPFUREGU Index[23]		2,115,714	OBFR – 0.35%	2/14/2024	37,042
JPFUSHP2 Index[24]	JPPB	935,119	SOFR – 0.38%	6/21/2025	49,051
JPFUSOEC Index[25]	JPPB	717,671	OBFR + 3.82%	3/15/2024	18,965
JPFUSTEE Index[26]	JPPB	661,509	OBFR + 0.3%	2/13/2024	30,986
JPTAOBRL Index[27]	JPPB	2,634,247	BDZIOVRA – 1.60%	10/25/2023	25,367
LG Chem, Ltd.	MSP	12,076	SOFR + 0.75%	11/13/2024	464
Morgan Stanley	JPPB	47,684	1m US LIBOR	3/24/2023	(342)
MSFDRUS I Index[28]	MSP	36,925,207	N/A	7/3/2023	(869,427)
Raizen S.A.	MSP	116,614	BZDIOVRA	9/20/2023	339
S5INDU Index[29]	JPPB	1,553,760	OBFR	9/18/6072	(64,338)
Samsung Electronics Company, Ltd.	MSP	65,037	SOFR + 0.75%	3/21/2024	4,163
Samsung SDI Company, Ltd.	MSP	11,877	SOFR + 0.75%	11/13/2024	(58)
Sao Martinho S.A.	MSP	160,125	BZDIOVRA + 1.50%	9/20/2023	1,440
SK Hynix, Inc.	MSP	35,899	SOFR + 0.75%	3/21/2024	2,841
SK Innovation Company, Ltd.	MSP	48,903	SOFR	1/13/2024	6,704
SLC Agricola S.A.	MSP	46,275	BZDIOVRA	9/20/2023	(1,152)
Sociedad Quimica y Minera de Chile S.A.	JPPB	84	1m US LIBOR	6/7/2023	3
SX86P Index[30]	JPPB	20,068	1m EURIBOR + 35%	10/30/2023	(2,725)

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

TOTAL RETURN SWAPS* (Continued)
Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Unrealized Appreciation/(Depreciation)
Taiwan Semiconductor Manufacturing Company	MSP	$ 35,133	SOFR + 0.75%	3/21/2024	$ 1,260
Zoetis, Inc.	JPPB	340	1m US LIBOR	6/7/2023	(7)
TOTAL					$ (537,704)

*	No upfront premiums paid on the Total Return Swaps.
[1]	BCIIACTM is a custom basket of investment management stocks.
[2]	BCIICOAL is a custom basket of energy stocks. The components of the basket as of March 31, 2023 are shown on the following pages.
[3]	BCIIDDHI is a custom basket of payment processor stocks.
[4]	BCIIEXCH is a custom basket of financial exchange stocks.
[5]	BCIIGASP is a custom basket of oil sector stocks.
[6]	BCIIOSVC is a custom basket of services stocks.
[7]	BCIIREFN is a custom basket of oil refiners stocks.
[8]	BCIIREST is a custom basket of technology stocks.
[9]	BCIITSLO is a custom basket of technology stocks.
[10]	CGFCREIT is a custom basket of real estate investment stocks.
[11]	CGNAECOM – Ozon Holdings PLC
[12]	GSGLPHRE is a custom basket of retail company stocks. The components of the basket as of March 31, 2023 are shown on the following pages.
[13]	GSMBATM is a custom basket of retail company stocks.
[14]	GSMBLIT2 is a custom basket of lithium producing company stocks.
[15]	GSMBLUXU is a custom basket of luxury retail company stocks. The components of the basket as of March 31, 2023 are shown on the following pages.
[16]	JPFCITSV is a custom basket of information technology stocks.
[17]	JPFCUOIL is a custom basket of U.S. oil company stocks.
[18]	JPFUAIR I is a custom basket of airline stocks.
[19]	JPFUMEDA is a custom basket of media company stocks.
[20]	JPFUNOI1 is a custom basket of oil company stocks.
[21]	JPFUOMED is a custom basket of media company stocks.
[22]	JPFUPGM is a custom basket of mining company stocks.
[23]	JPFUREGU is a custom basket of U.S. real estate company stocks.
[24]	JPFUSHP2 is a custom basket of containership company stocks.
[25]	JPFUSOEC is a custom basket of Chinese company stocks.
[26]	JPFUSTEE is a custom basket of steel company stocks.
[27]	JPTAOBRL is a custom basket of Brazilian company stocks.
[28]	MSFDRUS – The components of the basket as of March 31, 2023 are shown on the following pages.
[29]	S5INDU – S&P 500 Industrial Index.
[30]	SX86P – STOXX Europe 600 Real Estate Index.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Counterparty Definitions:
BAR	Barclays
CIT	Citibank
GS	Goldman Sachs
HSBC	HSBC Securities
JPM	JP Morgan
JPPB	JPPB
MS	Morgan Stanley
MSI	MSI
MSO	MSO
MSP	MSP
USB	US Bank

Floating Rate Definitions:
BBR – New Zealand Official Cash Rate
BRL CDI – Brazil Average One-Day Interbank Deposit
BUBOR – Budapest Inter-Bank Offered Rate
CDOR – Canada 3 Month Interbank Rate
EURIBOR – Euro Interbank Offered Rate
HIBOR – Hong Kong Interbank Offered Rate
JIBAR – Johannesburg Interbank Average Rate
LIBOR – London Interbank Offered Rate
MIBOR – Financial Benchmarks India Overnight Mumbai Interbank Offered Rate
NIBOR – Norway Interbank Offered Rate
PRIBOR – Prague Interbank Offered Rate
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
TAIBOR – Taipei Interbank Offered Rate
TELBOR – Bank of Israel Tel Aviv Interbank Offered Rate
TIIE – Mexico 28 Day Interbank Equilibrium Interest Rate
TONA – Tokyo Overnight Average Rate
USCPI – U.S. Consumer Price Index
WIBOR – Offered rate for deposits in Polish Zloty

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

BCIICOAL Index

Name	Quantity	Value	Weight
Consol Energy, Inc.	4,468	$ 254,428	16.81%
Alpha Metallurgical Resource	1,269	194,667	12.87%
Arch Resources, Inc.	1,368	177,416	11.73%
Warrior Met Coal, Inc.	4,971	177,333	11.72%
Teck Resources Ltd. - Class B	4,007	145,023	9.58%
Whitehaven Coal Ltd.	46,851	141,341	9.34%
New Hope Corp Ltd.	48,869	124,430	8.22%
Peabody Energy Corporation	4,755	120,170	7.94%
Suncoke Energy, Inc.	9,871	87,458	5.78%
China Shenhua Energy Company - Class H	91,830	37,182	2.46%
Yankuang Energy Group Company - Class H	60,728	27,644	1.83%
China Coal Energy Company - Class H	261,391	25,281	1.67%
Thungela Resources Ltd.	4,245	596	0.04%
Exxaro Resources Ltd.	11,883	72	0.00%
Sasol Ltd.	8,248	64	0.00%
		$ 1,513,105	100.00%

GSGLPHRE Index

Name	Quantity	Value	Weight
Kering	701	$ 492,300	18.04%
Carter's, Inc.	2,708	188,950	6.92%
Ralph Lauren Corporation	1,365	156,011	5.72%
Victoria'S Secret & Company	4,028	134,121	4.91%
Capri Holdings Ltd.	2,707	124,045	4.55%
VF Corporation	5,531	122,900	4.50%
Steven Madden Ltd.	3,363	119,330	4.37%
Foot Locker, Inc.	2,989	118,013	4.32%
Gap, Inc. (The)	10,885	103,520	3.79%
Macy's, Inc.	4,929	83,692	3.07%
Salvatore Ferragamo SpA	4,190	82,639	3.03%
Canada Goose Holdings, Inc.	4,415	80,700	2.96%
Sally Beauty Holdings, Inc.	5,160	78,839	2.89%
Tapestry, Inc.	1,869	78,619	2.88%
Revolve Group, Inc.	2,982	76,428	2.80%
Newell Brands, Inc.	5,859	70,548	2.59%
American Eagle Outfitters	5,014	66,034	2.42%
Bath & Body Works, Inc.	1,708	61,951	2.27%
Hanesbrands, Inc.	12,339	61,694	2.26%
Farfetch Ltd. - Class A	13,059	60,726	2.23%
Nordstrom, Inc.	3,753	58,434	2.14%
Zalando SE	1,106	49,320	1.81%
Wolverine World Wide, Inc.	2,855	46,590	1.71%
Fnac Darty SA	940	37,387	1.37%
Kohls Corporation	1,544	35,326	1.29%
Guess? Inc.	1,748	33,052	1.21%
Chico's Fashion, Inc.	5,000	26,998	0.99%
Pandora A/S	1,906	26,164	0.96%
Industria De Diseno Textil	563	20,193	0.74%
Dillards, Inc. - Class A	40	11,921	0.44%
Chow Tai Fook Jewellery Group	44,679	11,296	0.41%
Hennes & Mauritz AB - B Shares	1,984	2,636	0.10%
Kingfisher PLC	46,295	1,835	0.07%
Asos PLC	11,827	1,458	0.05%
Boohoo Group PLC	140,418	1,234	0.05%
Next PLC	1,211	1,211	0.04%
Marks & Spencer Group PLC	45,503	1,155	0.04%
Watches Of Switzerland Group	7,985	985	0.04%
Citizen Watch Company Ltd.	18,657	821	0.03%
		$ 2,729,076	100.00%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

GSMBLUXU Index

Name	Quantity	Value	Weight
Lvmh Moet Hennessy Louis Vuitton	770	$ 752,796	35.76%
Hermes International	256	556,234	26.42%
Moncler SPA	5,964	439,979	20.90%
Brunello Cucinelli SPA	1,822	194,899	9.26%
Cie Financiere Richemo - Class A	280	48,328	2.30%
Ermenegildo Zegna NV	3,298	45,049	2.14%
Swatch Group Ag (The)	119	43,926	2.09%
Prada S.P.A.	23,918	21,639	1.03%
Burberry Group PLC	6,118	2,377	0.11%
		$ 2,105,227	100.00%

MSFDRUS Index

Name	Quantity	Value	Weight
Prologis, Inc.	5,357	$ 668,393	2.77%
Novo Nordisk A/S - Class B	3,136	495,438	2.05%
Mowi Asa	23,488	433,816	1.80%
Eli Lilly & Company	1,043	358,187	1.48%
Bp PLC	52,960	333,833	1.38%
Republic Services, Inc.	2,416	326,692	1.35%
Archer-Daniels-Midland Company	(3,975)	(316,649)	-1.31%
Biem.L.Fdlkk Garment Company Ltd. - Class A	64,537	302,321	1.25%
Shell PLC	10,326	296,567	1.23%
Waste Management, Inc.	1,622	264,662	1.10%
Waste Connections, Inc.	1,871	260,362	1.08%
Salmar Asa	5,833	253,904	1.05%
Bakkafrost P/F	3,821	247,588	1.03%
Clean Harbors, Inc.	1,708	243,492	1.01%
Exxon Mobil Corporation	2,151	235,944	0.98%
Totalenergies SE	3,857	227,320	0.94%
Eastgroup Properties, Inc.	1,363	225,331	0.93%
Nutrien Ltd.	(2,999)	(221,476)	-0.92%
Chevron Corporation	1,345	219,511	0.91%
Bunge Ltd.	(2,279)	(217,690)	-0.90%
Gfl Environmental, Inc.	6,207	213,769	0.89%
Veolia Environnement	6,928	213,263	0.88%
Proya Cosmetics Company Ltd. - Class A	7,986	211,274	0.88%
Rexford Industrial Realty, Inc.	3,502	208,894	0.87%
Corteva, Inc.	(3,282)	(197,937)	-0.82%
Stag Industrial, Inc.	5,842	197,576	0.82%
Heidelbergcement Ag	2,681	195,686	0.81%
Prologis, Inc.	1,535	191,522	0.79%
Schlumberger Ltd.	3,879	190,459	0.79%
Cf Industries Holdings, Inc.	(2,604)	(188,764)	-0.78%
American Tower Corporation	910	185,949	0.77%
China Petroleum & Chemical -Class H	307,101	181,574	0.75%
Nexgen Energy Ltd.	46,856	179,907	0.75%
Equinix, Inc.	242	174,492	0.72%
Cogent Communications Holding	2,632	167,711	0.70%
Bank Of America Corporation	(5,843)	(167,110)	-0.69%
Mosaic Company (The)	(3,608)	(165,535)	-0.69%
Airbus SE	1,227	163,956	0.68%
FMC Corporation	(1,323)	(161,578)	-0.67%
Digital Realty Trust, Inc.	1,641	161,327	0.67%
Buzzi Unicem SpA	6,569	159,206	0.66%
Terreno Realty Corporation	2,414	155,944	0.65%
First Industrial Realty Trust	2,921	155,397	0.64%
Noble Corporation PLC	3,911	154,367	0.64%
Li Ning Company Ltd.	19,121	150,778	0.63%
China Oilfield Services - Class H	143,655	147,317	0.61%
Crh PLC	2,853	143,718	0.60%
FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Name	Quantity	Value	Weight
Cellnex Telecom SA	3,678	$ 142,560	0.59%
Crown Castle, Inc.	1,061	142,004	0.59%
Martin Marietta Materials	396	140,604	0.58%
Other Underlying Index Components*		16,038,385	66.48%
		$ 24,124,261	100.00%

*Largest 50 underlying components by market value at March 31, 2023.